Employee benefit plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Calculation of payroll costs	5.00%
Minimum [Member]
Employee Benefit Plans [Line Items]
Range of other Statutory benefits	1.00%
Maximum [Member]
Employee Benefit Plans [Line Items]
Range of other Statutory benefits	10.00%
Defined Contribution Pension [Member]
Employee Benefit Plans [Line Items]
Calculation of payroll costs	22.00%
Amounts contributed for employee benefits	$ 119	$ 196	$ 194
Provident Fund [Member]
Employee Benefit Plans [Line Items]
Calculation of payroll costs	5.00%
Amounts contributed for employee benefits	6	6	6
Medical Insurance Benefits [Member]
Employee Benefit Plans [Line Items]
Amounts contributed for employee benefits	65	106	106
Housing Funds [Member]
Employee Benefit Plans [Line Items]
Amounts contributed for employee benefits	38	62	62
Other Benefits [Member]
Employee Benefit Plans [Line Items]
Amounts contributed for employee benefits	$ 16	$ 27	$ 26